Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jan. 01, 2022
Accounting Standards Update 2016-02 [Member]
Operating Lease Liability		$ 4.9
Equal To Or Less Than Twelve Month [Member]
Contractual term of operating leases	12 months